Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal income tax expense at statutory rate					$ (5,760)	$ (4,471)
State income tax expense at statutory rate					(860)	(244)
Permanent differences					43	340
Loss prior to C corporation conversion					0	2,546
Entity classification change					0	(671)
Other					7	0
Change in valuation allowance					6,570	2,500
Provision for income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax expense at statutory rate					(34.00%)	(34.00%)
State income tax expense at statutory rate					(5.10%)	(1.90%)
Permanent differences					0.30%	2.60%
Loss prior to C corporation conversion					(0.00%)	19.40%
Entity classification change					(0.00%)	(5.10%)
Other					(0.00%)	(0.00%)
Change in valuation allowance					38.80%	19.00%
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%